Revenue - Lease and non-lease components of revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of revenue
Revenue	$ 489,017,593	$ 174,094,786
Time Charter
Disaggregation of revenue
Revenue	14,760,712	1,969,500
Time Charter | Lease component
Disaggregation of revenue
Revenue	13,355,987	1,698,950
Time Charter | Non-lease component
Disaggregation of revenue
Revenue	$ 1,404,725	$ 270,550